Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Basis of Accounting	The unaudited interim consolidated financial statements (or consolidated financial statements) have been prepared in conformity with United States generally accepted accounting principles (or GAAP).
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Company January 1, 2018 and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company expects that the adoption of ASU 2014-09 will result in a change in the method of recognizing revenue from voyage charters, whereby the Company’s method of determining proportional performance will change from discharge-to-discharge to load-to-discharge. This would result in no revenue being recognized from discharge of the prior voyage to loading of the current voyage and all revenue being recognized from loading of the current voyage to discharge of the current voyage. In addition, the Company expects that the adoption of ASU 2014-09 will result in a change in the timing of the recognition of voyage expenses incurred during the period from discharge of the prior voyage to loading of the current voyage. The Company’s current policy is to expense such costs as incurred, and following adoption of ASU 2014-09 it is expected such costs to be deferred and amortized over the load-to-discharge period. The Company expects that these principles will also be applied to voyage charters that are included in revenue sharing arrangements (or RSAs) and, consequently, a portion of the Company’s monthly net revenue allocation from these revenue sharing arrangements will be deferred and recognized in future months. These changes will result in revenue and voyage expenses being recognized later than compared to the Company’s existing revenue and expense recognition policies which may cause additional volatility in revenue and earnings between periods. The Company is in the final stages of completing its assessment of ASU 2014-09 and is focused on developing process changes, determining the cumulative catch up impact and completing other items required for the adoption of ASU 2014-09.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company expects to adopt ASU 2016-02 effective January 1, 2018. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company expects that the adoption of ASU 2016-02 will result in a change in accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Company will recognize a right-of-use asset and a lease liability on the balance sheet for these charters, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Company’s assets and liabilities. Based on lease agreements the Company has entered into on or prior to September 30, 2017, the expected increase to the Company's assets and liabilities is not expected to be material. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired. The Company is in the final stages of completing its assessment of ASU 2016-02 and is focused on developing process changes, determining the transitional impact and completing other items required for the adoption of ASU 2016-02.

In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 was effective for the Company January 1, 2017. The impact of adopting this new accounting guidance resulted in a change in presentation of cash payments for tax withholdings on share settled equity awards from an operating cash outflow to financing cash outflow on the Company's statements of cash flows, and this change was applied retrospectively.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. This update is effective for the Company January 1, 2018, with a retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash, (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities will also be required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 is effective for the Company on January 1, 2018.  Adoption of ASU 2016-18 will result in the Company’s cash flow statement to be modified to include changes in restricted cash in addition to changes in cash and cash equivalents.

In January 2017, the FASB issued Accounting Standards Update 2017-01, Clarifying the Definition of a Business, (or ASU 2017-01). ASU 2017-01 changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU 2017-01 requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC 606. ASU 2017-01 is effective for annual reporting periods beginning after December 15, 2017, and for interim periods within those years. Early adoption is allowed and accounted for prospectively. If the adoption of ASU 2017-01 is completed prior to the closing of the merger with TIL (see note 5b), this acquisition is expected to be accounted for as an asset acquisition, otherwise the acquisition is expected to be accounted for as a business combination. Unlike a business combination, no goodwill or bargain purchase gain is recognized as part of an asset acquisition.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective January 1, 2019. The Company is currently evaluating the effect of adopting this new guidance.